Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary Of Net Income (Loss) Before Income Taxes
Net income (loss) before income taxes for the years ended December 31, 2018, 2019 and 2020, includes the following components (in thousands):

	Year Ended December 31,
	2018	2019	2020
U.S.	$(286,809)	$149,797	$(118,296)
Foreign	46,550	(23,563)	(17,410)

Net income (loss) before income tax	$(240,259)	$126,234	$(135,706)

Summary Of Provision for Benefit From Income Taxes
Provision for (benefit from) income taxes for the years ended December 31, 2018, 2019 and 2020 consist of the following (in thousands):

	Year Ended December 31,
	2018	2019	2020
Current:
Federal	$16,905	$23,703	$20,162
State	689	1,888	4,087
Foreign	1,329	568	4,027

	18,923	26,159	28,276

Deferred:
Federa l	993	(720)	(29,235)
State	(31)	(99)	(4,800)
Foreign	(149)	(18,146)	(4,013)

	813	(18,965)	(38,048)

Total provision for (benefit from) income taxes	$19,736	$7,194	$(9,772)

Summary Of Reconciliation Of Federal Statutory Income Tax Rate To The Effective Income Tax Rate
The reconciliation of federal statutory income tax rate to the effective income tax rate is as follows (in thousands):

	Year Ended December 31,
	2018	2019	2020
Tax provision (benefit) at U.S. federal statutory rate	$(50,454)	$26,509	$(28,498)
State income taxes, net of federal benefit	539	1,412	(1,137)
Foreign income taxed at different rates	(9,690)	2,887	8,710
Change in foreign deferred tax rate	—	(17,143)	(6,038)
Stock-based compensation	830	1,671	10,347
Foreign-derived intangible income	(6,246)	(8,600)	(3,518)
Research and development credits	(933)	(1,025)	(2,561)
Transaction costs	—	428	601
Extinguishments of acquisition-related contingent consideration	—	—	12,237
Effect of the Tax Act—transition tax	1,074	—	—
Global intangible low-taxed income	7,453	—	—
Note premium costs	67,018	—	—
Warrant Expense	12,259	—	—
Other	(2,114)	1,055	85

Total provision for (benefit from) income taxes	$19,736	$7,194	$(9,772)

Summary Of Current And Deferred Tax Assets And Liabilities
The following summarizes the current and deferred tax assets and liabilities (in thousands):

	As of December 31,
	2019	2020
Deferred tax assets:
Accrued expenses and reserves	$1,871	$4,757
Stock-based compensation	1,134	1,955
Tax credit carryforwards	183	2,526
Federal benefit from state taxes	553	1,047
Net operating loss	2,959	3,787
Interest rate swap	1,171	—
Embedded derivative	—	(1,303)
Identified intangibles	6,028	8,996
Operating lease liability	3,785	20,551
Valuation allowance	—	(531)

Total deferred tax assets	17,684	41,785

Deferred tax liabilities:
Depreciation and amortization	(8,419)	(6,857)
Operating lease right-of-use assets	(3,270)	(20,345)

Total deferred tax liabilities	(11,689)	(27,202)

Net deferred tax assets	$5,995	$14,583

Summary Of Activity Related To The Gross Unrecognized Tax Benefits
limitations
under IRC Section 382 and similar state provisions. The annual limitation may result in the expiration of the net operating loss carryforwards before utilization.
The Company has not provided U.S. income or foreign withholding taxes on the undistributed earnings of its foreign subsidiaries as of December 31, 2019 and 2020, because it intends to permanently reinvest such earnings outside of the U.S. If these foreign earnings were to be repatriated in the future, the related U.S. tax liability will be immaterial, due to the participation exemption put in place in the Tax Act
.
Uncertain Tax Positions
The following table summarizes the activity related to the gross unrecognized tax benefits (in thousands):

	As of December 31,
	2019	2020
Balance at beginning of year	$2,858	$6,646
Increases related to prior year positions	2,377	4,681
Increases related to current year positions	1,581	3,498
Decreases related to lapse of statutes	(170)	(424)

Balance at end of year	$6,646	$14,401